Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stock-Based Compensation
Stock-Based Compensation

7. Stock-Based Compensation

In 2014, the Company adopted the amended and restated Terrestrial Energy Inc. 2014 Stock Options Plan (“the 2014 Plan”). In connection with the Company’s redomestication to Delaware, outstanding awards under the 2014 Plan were assumed by the Terrestrial Energy Delaware Inc. 2024 Stock Option Plan, which was most recently amended and restated in October 2024, as the Terrestrial Energy Inc. Second Amended and Restated 2024 Stock Option Plan. In October 2025, the Company adopted the 2025 Equity Incentive Plan, effective immediately prior to the closing of the (the “Current Plan”). As of March 31, 2026, the Current Plan authorizes the Company to award equity awards resulting in the issuance of up to 38,741,269 shares of common stock. The Current Plan provides for grants of incentive stock options, non-qualified stock options, restricted stock awards, restricted stock unit awards, stock appreciation rights and other awards to employees, non-employee directors, consultants and advisors of the Company. The Current Plan is designed to promote the interests of the Company using equity investment interests to attract, motivate, and retain individuals. The Plan is administered by the Board of Directors. The Board determines the type, number, vesting requirements and other features and conditions of such awards. Generally, stock options granted from the Current Plan have a contractual term of ten years from the date of the grant and vest over one to three years, subject to the discretion of the Compensation Committee.

The Company has recorded stock-based compensation expense for options of $440 and $180 for the three months ended March 31, 2026 and 2025, respectively. As of March 31, 2026, total compensation expense related to awards not yet recognized was approximately $1,532 which is expected to be recognized over a weighted average period of 0.9 years.

The Company recorded stock-based compensation expense for RSU awards of $2,321 and $0 for the three months ended March 31, 2026 and 2025, respectively. The total unrecognized RSU expense as of March 31, 2026 was $8,952 with a weighted-average period over which it is to be recognized of 1.3 years.

15. Stock-Based Compensation

In 2014, the Company adopted the amended and restated Terrestrial Energy Inc. 2014 Stock Options Plan A (the “2014 Plan”). In connection with the Company’s redomestication to Delaware, outstanding awards under the 2014 Plan were assumed by the Terrestrial Energy Delaware Inc. 2024 Stock Option Plan, which was most recently amended and restated in October 2024, as the Terrestrial Energy Inc. Second Amended and Restated 2024 Stock Option Plan. In October 2025, the Company adopted the 2025 Equity Incentive Plan, effective immediately prior to the closing of the Business Combination (the “Current Plan”). As of December 31, 2025, the Current Plan authorizes the Company to award equity awards resulting in the issuance of up to 38,741,269 shares of common stock. The Current Plan provides for grants of incentive stock options, non-qualified stock options, restricted stock awards, restricted stock unit awards, stock appreciation rights and other awards to employees, non-employee directors, consultants and advisors of the Company. The Current Plan is designed to promote the interests of the Company using equity investment interests to attract, motivate, and retain individuals. The Current Plan is administered by the Board of Directors. The Board determines the type, number, vesting requirements and other features and conditions of such awards. Generally, stock options granted from the Current Plan have a contractual term of twenty years from the date of the grant and vest over one to three years.

Stock option transactions and the number of stock options outstanding are summarized as follows:

	December 31, 2025		December 31, 2024
		Weighted		Weighted
		Average		Average
	Number	Exercise Price	Number	Exercise Price
Outstanding, beginning of year	19,018,593	$1.01	18,249,971	$1.00
Granted	1,167,819	4.83	768,622	2.24
Exercised	(67,054)	0.09	—	—
Forfeited	(2,428,174)	1.47	—	—
Outstanding, end of year	17,691,184	1.34	19,018,593	1.01
Less: Options not vested	(2,339,259)	4.18	(2,154,905)	2.17
Exercisable at year end	15,351,925	$0.89	16,863,688	$0.49

The Company recorded stock-based compensation expense for options of $1,323,108 and $670,243 for the years ended December 31, 2025 and 2024, respectively. As of December 31, 2025, total compensation expense related to awards not yet recognized (except those with performance conditions that are not yet probable) was $2.0 million which is expected to be recognized over a weighted average period of 1.7 years.

The Company used the Black-Scholes option-pricing model to estimate the fair value of the options granted at the grant date using the following data and assumptions:

	2025	2024
Risk-free interest rate	4.56%	3.87%
Exercise price	$4.83	$2.24
Share price	$3.99	$1.16
Expected life of options	3 Years	3 Years
Annualized volatility	86.0%	63.0%

As there is insufficient historical share price data of the Company from which to estimate future share price volatility, the Company has estimated expected share price volatility based on the historical share price volatility of comparable entities. The expected life of the share options is based on the expectation that investors will exercise their rights as certain Company milestones are met as well as review of comparable companies. The risk-free interest rate is based on a treasury instrument whose term is consistent with the expected term of the stock options. The Company has not paid and does not anticipate paying cash dividends on shares of common stock; therefore, the expected dividend yield is assumed to be zero.

Restricted stock unit transactions and the number of RSUs outstanding are summarized as follows:

	December 31, 2025
		Weighted
		Average
	Number	Grant-Date Fair Value
Outstanding, beginning of year	—	$—
Granted	1,232,794	10.56
Vested	—	—
Forfeited/Expired	—	—
Outstanding, end of year	1,232,794	$10.56

The Company recorded stock-based compensation expense for RSU awards of $1,780,594 and $0 for the years ended December 31, 2025 and 2024, respectively

The total unrecognized RSU expense as of December 31, 2025 was $11,258,886 with a weighted-average period over which it is to be recognized of 1.4 years.